EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of Share Capital
Share capital

	Year ended December 31,
	2019	2020

Authorized number of shares	50,000,000	50,000,000

Issued and outstanding number of shares	27,202,795	27,236,752